Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Abstract]
Share-based compensation expenses	$ 571,000	$ 138,000	$ 849,000